Related Parties - Summary of Costs Incurred for Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related party transactions [abstract]
Short-term benefits	$ 15,247	$ 14,360
Post-employment benefits	232	719
Equity-settled share-based payment transactions	11,008	8,207
Key management personnel compensation	$ 26,487	$ 23,286